Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2019
Cost of revenue
Schedule of cost of revenue

	2017	2018	2019
Transaction costs	6,756	9,324	12,633
Cost of cash and settlement service fees	37	352	1,246
Interest expense	2	169	689
Other expenses	909	1,108	1,592
Total cost of revenue	7,704	10,953	16,160